Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party Transactions (Textual)
Amounts due from related party	$ 768,341
Revenue from sales transactions	5,162,268	7,012,026	$ 7,019,243
Due to related parties		2,483,094
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Related Party Transactions (Textual)
Revenue from sales transactions	251,749	8,942
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions (Textual)
Revenue from sales transactions	52,643	24,315
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Related Party Transactions (Textual)
Revenue from sales transactions	26,037	178,898
Feng Zhou [Member]
Related Party Transactions (Textual)
Amounts due from related party		2,482,349
Due to related parties		1,542,828
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Related Party Transactions (Textual)
Amounts due from related party	768,341
Due to related parties		$ 939,521